LONG-TERM DEBT AND OTHER DEBTS	3 Months Ended
Mar. 31, 2024
Financial Instruments [Abstract]
LONG-TERM DEBT AND OTHER DEBTS	LONG-TERM DEBT AND OTHER DEBTS

	March 31, 2024	December 31, 2023
	$	$
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2025 (Note 7.1)	101,000,000	70,000,000
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.2)	23,806,128	23,573,074
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 7.3)	14,909,125	15,124,280
Loans on research and development tax credits and subsidies receivable (Note 7.4)	22,140,221	22,682,595
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 7.5)	6,402	10,361
Credit facility for the supplier payment program (Note 7.6)	5,000,000	4,363,520
Non-Convertible Debentures issued as part of 2023 Debenture Financing (Note 7.7, Note 7.7.1)	44,760,361	44,532,212
Convertible Debentures issued as part of 2023 Debenture Financing (Note 7.7, Note 7.7.2)	46,252,635	44,656,323
	257,874,872	224,942,365
Current portion of long-term debt and other debts	27,146,623	27,056,476
Long-term portion of long-term debt and other debts	230,728,249	197,885,889
7.1 Credit Agreement with Banking Syndicate
On August 11, 2021, Lion entered into a new credit agreement with a syndicate of lenders represented by National Bank of Canada, as administrative agent and collateral agent, and including Bank of Montreal and Federation des Caisses Desjardins du Quebec (the “Revolving Credit Agreement”). The Revolving Credit Agreement was amended on January 25, 2022 to increase the maximum principal amount that may become available from time to time under the revolving credit facility, subject to the borrowing base and compliance with the covenants contained under the Revolving Credit Agreement from $100,000,000 to $200,000,000. The Revolving Credit Agreement was further amended on July 19, 2023 ("the July 2023 Amendment") to permit the incurrence of the 2023 Debenture Financing (as defined in Note 7.7), extend the maturity of the Revolving Credit Agreement by one year to August 11, 2025, and provide for an availability block and the establishment of an interest reserve account. The credit facility under the Revolving Credit Agreement is available for use to finance working capital and for other general corporate purposes, and available to be drawn subject to a borrowing base comprised of eligible accounts (including insured or investment grade accounts) and eligible inventory, in each case, subject to customary eligibility and exclusionary criteria, advance rates and reserves.
7- LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
7.1 Credit Agreement with Banking Syndicate (continued)
The credit facility under the Revolving Credit Agreement currently bears interest at a floating rate by reference to the Canadian prime rate or pursuant to banker’s acceptance based on the Canadian Dollar Offered Rate ("CDOR") rate, if in Canadian dollars, or the US base rate or Term Secured Overnight Financing Rate ("SOFR"), if in US dollars, as applicable, plus the relevant applicable margin.
As at March 31, 2024, the weighted average all-in interest rate was 7.59%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
SOFR loans in the amount of US$70,000,000	April 2024	6.94%- 7.19%, including spread of 1.50%- 1.75%
US base loans in the amount of US$31,000,000	April 2024	9.25%- 9.50%, including spread of 0.25%- 0.50%
As at December 31, 2023, the weighted average all-in interest rate was 6.96%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
Loans in the amount of US$70,000,000	January 2024	6.94% - 6.98%, including spread of 1.50%
The Revolving Credit Agreement matures on August 11, 2025. The obligations under the Revolving Credit Agreement are secured by a first priority security interest, hypothec and lien on substantially all of Lion’s and certain of its subsidiaries’ movable property and assets (subject to certain exceptions and limitations). The Revolving Credit Agreement includes certain customary affirmative covenants, restrictions and negative covenants on Lion’s and its subsidiaries’ activities, subject to certain exceptions, baskets and thresholds. The Revolving Credit Agreement also provides for customary events of default, in each case, subject to customary grace periods, baskets and materiality thresholds. Finally, the Revolving Credit Agreement also requires Lion to maintain certain financial ratios and namely, an all times tangible net worth test and a springing fixed charge coverage ratio based on a minimum availability test which may, from time to time, impact the maximum amount available under the revolving credit facility. Further, in accordance with the July 2023 Amendment, the amount available under the revolving credit facility provided under the Revolving Credit Agreement is subject to an availability block of C$10,000,000 which, upon availability dropping below 30% and so long as no default then exist or would result therefrom, may become available and be drawn to fund an interest reserve account to be made subject to the control of the administrative agent and collateral agent under the Revolving Credit Agreement. Such interest reserve account amounts can be used to pay interest under the Non-Convertible Debentures if no default or event of default shall have occurred and be continuing or shall result therefrom.
7- LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
7.2 Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center
On July 1, 2021, the Company entered into an interest-bearing secured loan agreement with Investissement Quebec (the “IQ Loan”) relating to the construction of the battery manufacturing plant (the "Battery Plant") and innovation center (the "Innovation Center" and collectively with the Battery Plant, the "Lion Campus"). The IQ Loan provides for financing of up to C$50,000,000. On July 19, 2023, in connection with the 2023 Debenture Financing (as defined in Note 7.7), the IQ Loan was amended (the "IQ Loan 2023 Amendment") to allow holders of the Non-Convertible Debentures to benefit from a second-priority hypothec on substantially all movable/personal property of the Company, subject to certain exceptions in regards to excluded assets, and a first-rank hypothec on each of the immovable/real rights related to the Company’s Innovation Center facility located in Mirabel, Quebec and Battery Plant equipment financed by Investissement Quebec.
As part of the IQ Loan 2023 Amendment, the potential forgiveness of up to 30% of the IQ Loan subject to certain criteria tied to the Company and to the operations of the facilities, including the creation and maintenance of workforce and certain minimum spending related to R&D activities was replaced with certain financial penalties of up to C$3,000,000 and/or C$15,000,000 for the Company, pro-rated based on the proportion of criteria achieved and the borrowing amount relative to the C$50,000,000 maximum. Funds will be provided to the Company by way of reimbursement of a predetermined percentage of qualified expenditures incurred by the Company, such that the ultimate amount to be received by the Company from Investissement Quebec is dependent upon qualified expenditures being made by the Company in connection with the Lion Campus. The Company will conduct work, incur expenses and fund all costs from its own capital resources, and then submit claims to Investissement Quebec for reimbursement of a predetermined percentage of eligible qualified expenditures up to C$50,000,000. Disbursement by Investissement Quebec is conditional upon, among other things, the Company’s compliance with certain affirmative and negative covenants as set out in the IQ Loan, including covenants relating to Company’s creation and maintenance of workforce, operations and R&D activities.
The IQ Loan bears interest at a fixed rate of 4.41%, and will be repayable over a ten-year term, beginning in June 2027. The IQ Loan contains certain affirmative and negative covenants, including covenants relating to the Company’s workforce, operations and research and development activities and to the location of its head office in the Province of Quebec, as well as certain financial covenants. Following the IQ Loan 2023 Amendment, and the purchase of the equipment used in the battery factory of the Company, the obligations under the IQ Loan will be secured by a second-priority hypothec on the Company’s immovable (real) property rights related to the Innovation Center facility located on the Lion Campus and the equipment used in connection with the battery factory of the Company, and a hypothec on substantially all of the Company’s other movable property and assets (subject to certain exceptions and limitations in regards to excluded assets) ranking after those securing the Revolving Credit Agreement, the Non-Convertible Debentures and the Finalta-CDPQ Loan Agreement.
7 - LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
7.3 Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Plant and Innovation Center
On August 19, 2021, the Company entered into an unsecured non-interest bearing loan agreement with the Strategic Innovation Fund of the Government of Canada relating to the construction of the Lion Campus (the “SIF Loan”). The SIF Loan provides for financing of up to C$49,950,000, of which up to 30% is expected to be forgiven subject to the satisfaction of certain criteria tied to the Company and to the operations of the facilities, including the creation and maintenance of workforce and certain minimum spending related to research and development activities. The SIF Loan is repayable over a 15-year term beginning in April 2026. The SIF Loan contains certain affirmative and negative covenants, including relating to the Company’s workforce, operations and research and development activities and to the location of its head office. As at March 31, 2024, the SIF Loan has a nominal value of $21,456,531 (December 31, 2023: $21,982,156) and is discounted at the rate of 4.03%. As at March 31, 2024 and December 31, 2023, the difference between the proceeds received and the fair value of the debt of $7,329,216 was accounted as a government grant and recorded as a reduction of property, plant and equipment in the amount of $3,849,847 and intangible assets in the amount of $310,311.
The Group has recognized the following related to the SIF Loan:

	March 31, 2024	December 31, 2023
	$	$
Beginning balance	15,124,280	6,189,814
Addition	—	8,903,080
Accretion expense	147,159	403,408
Foreign currency translation adjustment	(362,314)	(372,022)
Balance at March 31, 2024	14,909,125	15,124,280
7.4 Loans on research and development tax credits and subsidies receivable
Finalta-CDPQ Loan Agreement
On November 8, 2022, Lion entered into the Finalta-CDPQ Loan Agreement with Finalta, as lender and administrative agent, and Caisse de dépôt et placement du Québec ("CDPQ") (through one of its subsidiaries), as lender, to finance certain refundable tax credits and grants under government programs. The Finalta-CDPQ Loan Agreement provides for a loan facility of up to a principal amount of C$30,000,000 and bears interest at the rate of 10.95% per annum.
The obligations thereunder are secured by a first priority security interest, hypothec and lien in certain tax credits and government grants and a subordinate security interest, hypothec and lien in substantially all other movable property and assets. The Finalta-CDPQ Loan Agreement matures on November 6, 2024.
7 - LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
7.4 Loans on research and development tax credits and subsidies receivable (continued)
The Finalta-CDPQ Loan Agreement includes certain customary restrictions and negative covenants on Lion’s and its subsidiaries’ activities, subject to certain exceptions, baskets, and thresholds. The Finalta-CDPQ Loan Agreement also provides for customary events of default, in each case, subject to customary grace periods, baskets and materiality thresholds. Upon the occurrence and during the continuance of an event of default, the lenders would be entitled to demand the immediate repayment of all amounts owing to them under the Finalta-CDPQ Loan Agreement and/or the lenders may exercise their other rights, remedies and/or recourses. An aggregate amount of $22,233,751 (C$30,000,000) was advanced under the Finalta-CDPQ Loan Agreement on November 8, 2022 upon entering into the agreement and is outstanding as of the date hereof.
7.5 Secured loans for the acquisition of rolling stock
As of March 31, 2024, the Group had an outstanding secured loan, maturing in August 2024, related to the financing of the acquisition of rolling stock in the amount of $6,402. As of December 31, 2023, the Group had outstanding secured loans, maturing from December 2023 to August 2024, related to the financing of the acquisition of rolling stock in the amount of $10,361. The loan has an interest rate of 2.35% (December 31, 2023: 2.35%) and was secured by the asset financed having a net carrying value of $15,998 (December 31, 2023: $19,283).
7.6 Credit facility for the supplier payment program
On February 8, 2023, the Company entered into a revolving credit facility with National Bank of Canada (the "Credit Facility") to finance the Company’s accounts payable related to good or services purchased in the normal course of its operations. The Credit Facility is insured by Export Development Canada ("EDC") and provides for financing of up to $5,000,000. Each term loan tranche has a period of minimum 30 days and a maximum of 120 days. Each advance expires at the later of the expiry date of the invoice payable or the date indicated as the expiry date on the term note and accepted by the National Bank of Canada and cannot be prepaid in whole or in part. The Credit Facility is subject to an annual review and may be cancelled by National Bank of Canada at any time. The Credit Facility bears interest at a floating rate by reference to the SOFR for a comparable period, plus the relevant credit adjustment spread of 1.5%.
As at March 31, 2024 and December 31, 2023 , the carrying amounts for Credit Facility for the supplier payment program were as follows:

	March 31, 2024	December 31, 2023
	$	$
Carrying amount
Presented in long-term debts and other debts of which suppliers has received payments	5,000,000	4,363,520
Presented in long-term debts and other debts	5,000,000	4,363,520
7 - LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
7.6 Credit facility for the supplier payment program (continued)

	March 31, 2024	December 31, 2023
Range of payment due date
Liabilities that are part of the arrangements	120 days after invoice date	119 - 120 days after invoice date
Comparable trade payables that are not part of the arrangements	Net 30 days	Net 30 days
7.7 2023 Debenture Financing
On July 19, 2023, the Company closed concurrent financing transactions for aggregate gross proceeds for the Company of $142,920,845 (the “2023 Debenture Financing”).
The 2023 Debenture Financing consists of:
i.the issuance by way of private placement of senior unsecured convertible debentures (the “Convertible Debentures”) for gross proceeds of $74,005,000. The Group allocated proceeds in the amount of $30,342,059 to the fair value of the conversion options on the convertible debt instruments (refer to Note 8) and $43,662,941 to the Convertible Debentures (refer to Note 7.7.2).
ii.the issuance by way of private placement of senior secured non-convertible debentures (the “Non-Convertible Debentures”) and the issuance by way of private placement to the holders of Non-Convertible Debentures of a number of common share purchase warrants (the "July 2023 Warrants") for gross proceeds of $68,915,845 (C$90,900,000). The Group allocated proceeds in the amount of $24,767,843 to the fair value of the July 2023 Warrants (refer to Note 9.4) and $44,148,002 to the Non-Convertible debentures at inception (refer to Note 7.7.1).
At issuance, transactions costs of $1,919,701 were netted against the proceeds received from the Convertible Debenture and $1,910,149 were netted against the proceeds received from the Non-Convertible Debenture.
7.7.1 Non-Convertible Debentures issued as part of 2023 Debenture Financing
The Non-Convertible Debentures with a principal amount of $68,915,845 (C$90,900,000) bear interest at the rate of 11% per annum and are payable in cash quarterly. The Non-Convertible Debentures will mature on July 19, 2028. The Company has the right, at any time since January 19, 2024, upon 30-day notice, to redeem all or part of the principal amount thereunder, without penalty, at a price equal to one hundred per cent (100%) of the principal amount so redeemed, plus accrued and unpaid interest on the principal amount so repaid, accruing to the date of such redemption.
7 - LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
7.7.1 Non-Convertible Debentures issued as part of 2023 Debenture Financing (continued)
The Non-Convertible Debentures contain customary covenants for an instrument of its nature, including covenants relating to compliance with the financial ratios and negative covenants included in the Revolving Credit Agreement (as defined below) (provided (i) that any amendment to the financial ratios to which the lenders under the Revolving Credit Agreement consent will automatically be incorporated in the Non-Convertible Debentures, and (ii) that a default shall only occur under the Non-Convertible Debentures if a financial ratio default occurs and is continuing on the date that is fifteen business days following the delivery of the Company’s consolidated financial statements evidencing such event of default, and only if the lenders under the Revolving Credit Agreement have not waived or tolerated such event of default before the expiry of this fifteen business day period), in addition to certain covenants relating to maintaining the current headquarters, employees and facilities of the Company in the province of Québec.
The Non-Convertible Debentures contain customary events of default for an instrument of its nature, including, among other things, (i) the occurrence of an event of default under the Revolving Credit Agreement if such default results in the acceleration of the payments owed thereunder and (ii) the occurrence of an event of default under any other debt instrument of the Company with a principal amount exceeding US$15,000,000 if such default permits the acceleration of the payment of such debt. The Non-Convertible Debentures constitute senior secured obligations of the Company and will be secured by a hypothec and other liens on substantially all of the Company’s and certain of its subsidiaries’ movable/personal property as well as on the immovable/real rights related to the Company’s Innovation Center facility located in Mirabel, Québec and guaranteed by such subsidiaries.
The Non-Convertible Debentures were recorded at the estimated fair value of $42,237,853 using an effective interest rate of 22.54% per annum at the time of issuance on July 19, 2023, representing proceeds received from the issuance of the Non-Convertible Debenture of $44,148,002, less an amount of $1,910,149 incurred as a direct cost in the closing of the financing.
The Group has recognized the following related to the Non-Convertible Debenture:

	March 31, 2024	December 31, 2023
	$	$
Beginning Balance	44,532,212	42,237,853
Accretion expense	1,298,932	2,346,874
Foreign currency translation adjustment	(1,070,783)	(52,515)
Ending balance	44,760,361	44,532,212
7 - LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
7.7.2 Convertible Debentures issued as part of 2023 Debenture Financing
The Convertible Debentures, with a principal amount of $74,005,000 bear interest at the rate of 13% per annum, compounded monthly on the last day of each month. Prior to any accrual date, the Company has the right, at its discretion, to make an election to pay interest accrued on the principal for the applicable month in cash (in which case any interest so paid shall not be compounded).The Convertible Debentures will mature on July 19, 2028. The Convertible Debentures contain customary covenants and events of default for an instrument of its nature, including covenants relating to compliance with the financial ratios and negative covenants included in the Revolving Credit Agreement (as defined below) (provided (i) that any amendment to the financial ratios to which the lenders under the Revolving Credit Agreement consent will automatically be incorporated in the Convertible Debentures, and (ii) that a default shall only occur under the Convertible Debentures if a financial ratio default occurs and is continuing on the date that is fifteen business days following the delivery of the Company’s consolidated financial statements evidencing such event of default, and only if the lenders under the Revolving Credit Agreement have not waived or tolerated such event of default before the expiry of this fifteen business day period).
The Convertible Debentures also include certain covenants relating to maintaining the current headquarters, employees and facilities of the Company in the province of Québec and certain covenants limiting the incurrence of capital expenditures over the term of the Convertible Debentures, including limits on capital expenditures towards increasing production capacity at the Company’s manufacturing facilities beyond certain capacity as well as limits on the incurrence of maintenance and other capital expenditures.
The Convertible Debentures contain customary events of default for an instrument of its nature, including, among other things, the occurrence of an event of default under any other debt of the Company with a principal amount exceeding US$15,000,000 if such default results in the acceleration of the amounts owed thereunder.
Upon the occurrence of an event of default under the Convertible Debentures or, if later, at the expiry of any agreed-upon period for curing an event of default, as the case may be, holders of Convertible Debentures will have the right, upon giving written notice to the Company, to (i) require the Company to redeem all of their Convertible Debentures, or (ii) require that the principal amount of the Convertible Debentures, plus any accrued, compounded and unpaid interest, be converted into Common Shares, with the number of Common Shares issuable upon such conversion being subject to a grid-based “make-whole” adjustment as set forth below.
In connection with the Debenture Financing, the Company issued 258,155 Common Shares in the aggregate (the “Closing Fee Shares”) to the holders of Convertible Debentures, representing 0.75% of the principal amount of Convertible Debentures, based on the 5-day volume weighted average price (“VWAP”) of the Common Shares on the NYSE on July 14, 2023.
7 - LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
7.7.2 Convertible Debentures issued as part of 2023 Debenture Financing (continued)
The Convertible Debentures were recorded at the estimated fair value of $41,743,240 using an effective interest rate of 21.02% per annum at the time of issuance on July 19, 2023, representing the proceeds received from the issuance of the Convertible Debenture of $43,662,941, less an amount of $1,919,701 incurred as a direct cost in the closing of the financing.
The Group has recognized the following related to the Convertible Debenture:

	March 31, 2024	December 31, 2023
	$	$
Beginning balance	44,656,323	41,743,240
Accretion expense	1,596,312	2,913,083
Ending balance	46,252,635	44,656,323
As at March 31, 2024 and March 31, 2023 and for the periods then ended, the Company was in compliance with all the covenants and financial ratios included in its long-term debt and other debts above CONVERSION OPTIONS ON CONVERTIBLE DEBT INSTRUMENTS
The Convertible Debentures are convertible at the holders’ option into Common Shares at a conversion price of US$2.58 per Common Share (reflecting a 20% premium over the 5-day VWAP for the Common Shares on the New York Stock Exchange (“NYSE”) calculated on July 14, 2023, the last trading day prior to announcement of the 2023 Debenture Financing). The conversion price is subject to customary adjustments, including for share splits or consolidation, share dividends, rights offerings, asset or other distributions and above market repurchases of shares (including above market exchanges or tender offers), in each case in compliance with the rules and requirements of the TSX relating to anti-dilution mechanisms.
Upon the occurrence of a “fundamental change”, including a change of control of the Company or the Company failing to comply with the covenants to maintain the current headquarters, employees and facilities of the Company in the province of Québec, holders of Convertible Debentures will either (i) convert all of their Convertible Debentures, with the number of Common Shares issuable upon such conversion being subject to a grid-based “make-whole” adjustment, or (ii) require the Company to repurchase for cash all of their Convertible Debentures at a repurchase price equal to 150% of the principal amount and the accrued, compounded and unpaid interest. In the event holders of Convertible Debentures elect to convert their Convertible Debentures upon a fundamental change or an event of default, the number of Common Shares issuable upon such conversion will be subject to a grid-based “make-whole” adjustment pursuant to which the conversion rate determining the number of Common Shares issuable will be increased by a number of additional Common Shares (the “Additional Shares”), (i) in the case of a conversion in connection with a fundamental change, based on a reference price on the date on which the fundamental change occurs or becomes effective, or (ii) in the case of a conversion following an event of default, based on a reference price on the date on which the holder exercises its conversion right.
8 - CONVERSION OPTIONS ON CONVERTIBLE DEBT INSTRUMENTS (CONTINUED)
The fair value of the conversion options on convertible debt instruments was determined using the Black-Scholes or the binomial option pricing model taking into account the following assumptions:

	March 31, 2024	December 31, 2023
Exercise price ($)	2.58	2.58
Share price ($)	1.42	1.77
Volatility	59%	57%
Risk-free interest rate	3.65%	3.28%
Expected warrant life (years)	4.29	4.54
The expected volatility was determined by reference to historical data of comparable entities over the expected life of the conversion options on convertible debt instruments .
The Group has recognized the following conversion options on convertible debt instruments:

	March 31, 2024	December 31, 2023
	$	$
Beginning balance	25,034,073	30,342,059
Paid in kind interest	2,472,927	3,551,316
Fair value adjustment	(10,746,034)	(8,533,552)
Foreign currency translation adjustment	(577,204)	(325,750)
Ending balance	16,183,762	25,034,073